Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	Wall Street EWM Funds Trust
Central Index Key	0001517695
Amendment Flag	false
Document Creation Date	Apr. 28, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
The Wall Street Fund | The Wall Street Fund
Risk/Return:
Trading Symbol	WALLX